Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)			Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)	GAAP Net Income/ (Loss) ($ in thousands)(4)	Total Revenues ($ in thousands)(5)

2023	15,341,235	(2,503,427)	4,231,034	208,193	82.40	118.87	414,832	3,834,204
2022	17,325,618	26,315,005	5,035,509	7,254,180	106.72	113.65	(224,060)	3,659,374
2021	15,679,311	4,921,238	4,544,613	2,655,063	85.34	126.45	(329,668)	3,094,238
2020	12,573,300	19,597,659	4,091,303	6,154,655	110.56	126.42	238,616	2,363,567

Company Selected Measure Name	total revenues
Named Executive Officers, Footnote	For each fiscal year, represents amount reported for our principal executive officer (PEO) and average amount reported for our non-PEO NEOs, in each case in the Total column of the Summary Compensation Table. Our PEO and our non-PEO NEOs for each of the applicable years were as follows:

Year	PEO	Non-PEO NEOs

2023	Bruce C. Cozadd	Renee Gala, Patricia Carr, Robert Iannone, Neena Patil, Daniel N. Swisher, Jr. and Kim Sablich
2022	Bruce C. Cozadd	Daniel N. Swisher, Jr., Renee Gala, Robert Iannone and Kim Sablich
2021	Bruce C. Cozadd	Daniel N. Swisher, Jr., Renee Gala, Robert Iannone and Chris Tovey
2020	Bruce C. Cozadd	Daniel N. Swisher, Jr., Renee Gala, Robert Iannone and Kim Sablich

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative Total Shareholder Return of our ordinary shares and the NASDAQ Biotechnology Index at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2019, and reinvestment of dividends, if any.
PEO Total Compensation Amount	$ 15,341,235	$ 17,325,618	$ 15,679,311	$ 12,573,300
PEO Actually Paid Compensation Amount	$ (2,503,427)	26,315,005	4,921,238	19,597,659
Adjustment To PEO Compensation, Footnote	Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. For the purposes of the below adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB ASC 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) for RSUs, the closing price of our ordinary shares on the applicable fiscal year-end date, or, in the case of vesting RSUs, the closing price of our ordinary shares on the applicable vesting date; (ii) for PSUs, the closing fair value of the awards using a Monte-Carlo simulation method, multiplied by a factor reflecting achievement of the probable outcome of the cumulative performance objective as of the measurement date; and (iii) for stock options, the closing fair value of the stock options based on a Black-Scholes option pricing model on the applicable fiscal year-end date, or, in the case of vesting stock options, the closing fair value on the applicable vesting date. Details of the adjustments made to the Summary Compensation Table are as follows:

	2023
Adjustments	PEO ($)	Average Non-PEO NEOs ($)

Total compensation as reported in the Summary Compensation Table (SCT)	15,341,235	4,231,034
(Deduct): Grant date fair value of awards as reported in the Stock Awards column in the SCT for current fiscal year (FY)	(12,896,545)	(3,127,460)
Add: ASC 718 fair value of awards granted during applicable FY that remain unvested as of current FY-end, determined as of applicable FY-end	8,386,732	2,038,949
Add: ASC 718 fair value of awards granted during prior FYs that were outstanding and unvested as of applicable FY-end, determined based on change in ASC 718 fair value from prior FY-end to current FY-end	(11,724,562)	(2,569,486)
Add: ASC 718 fair value of awards granted during prior FYs that vested during current FY, determined based on change in ASC 718 fair value from prior FY-end to vesting date	(1,610,287)	(364,844)
Total Adjustments	(17,844,662)	(4,022,841)
Compensation Actually Paid	(2,503,427)	208,193

Non-PEO NEO Average Total Compensation Amount	$ 4,231,034	5,035,509	4,544,613	4,091,303
Non-PEO NEO Average Compensation Actually Paid Amount	$ 208,193	7,254,180	2,655,063	6,154,655
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. For the purposes of the below adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB ASC 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) for RSUs, the closing price of our ordinary shares on the applicable fiscal year-end date, or, in the case of vesting RSUs, the closing price of our ordinary shares on the applicable vesting date; (ii) for PSUs, the closing fair value of the awards using a Monte-Carlo simulation method, multiplied by a factor reflecting achievement of the probable outcome of the cumulative performance objective as of the measurement date; and (iii) for stock options, the closing fair value of the stock options based on a Black-Scholes option pricing model on the applicable fiscal year-end date, or, in the case of vesting stock options, the closing fair value on the applicable vesting date. Details of the adjustments made to the Summary Compensation Table are as follows:

	2023
Adjustments	PEO ($)	Average Non-PEO NEOs ($)

Total compensation as reported in the Summary Compensation Table (SCT)	15,341,235	4,231,034
(Deduct): Grant date fair value of awards as reported in the Stock Awards column in the SCT for current fiscal year (FY)	(12,896,545)	(3,127,460)
Add: ASC 718 fair value of awards granted during applicable FY that remain unvested as of current FY-end, determined as of applicable FY-end	8,386,732	2,038,949
Add: ASC 718 fair value of awards granted during prior FYs that were outstanding and unvested as of applicable FY-end, determined based on change in ASC 718 fair value from prior FY-end to current FY-end	(11,724,562)	(2,569,486)
Add: ASC 718 fair value of awards granted during prior FYs that vested during current FY, determined based on change in ASC 718 fair value from prior FY-end to vesting date	(1,610,287)	(364,844)
Total Adjustments	(17,844,662)	(4,022,841)
Compensation Actually Paid	(2,503,427)	208,193

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Total Revenues •Revenue (product- / therapeutic area-specific) •Non-GAAP Adjusted Operating Margin •Relative TSR •Pipeline Progression •Regulatory Advancement
Total Shareholder Return Amount	$ 82.40	106.72	85.34	110.56
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ 414,832,000	$ (224,060,000)	$ (329,668,000)	$ 238,616,000
Company Selected Measure Amount	3,834,204,000	3,659,374,000	3,094,238,000	2,363,567,000
PEO Name	Bruce C. Cozadd	Bruce C. Cozadd	Bruce C. Cozadd	Bruce C. Cozadd
Additional 402(v) Disclosure	The amounts represent the GAAP net income (loss) as reported in our audited financial statements for the applicable fiscal year.As required by Item 402(v) of Regulation S-K, we have determined that the Company-Selected Measure is total revenues as reported in our audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue (product- / therapeutic area-specific)
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Pipeline Progression
Measure:: 6
Pay vs Performance Disclosure
Name	Regulatory Advancement
PEO [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,844,662)
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,896,545)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,386,732
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,610,287)
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,724,562)
Non-PEO NEO [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,022,841)
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,127,460)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,038,949
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(364,844)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,569,486)